Fair Values - Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Impaired loans carried at fair value	$ 33,800	$ 53,900
Carrying value
Financial assets:
Cash and money market instruments	147,030	201,305
Investment securities	1,358,327	1,515,844
Mortgage loans held for sale	1,666	25,743
Impaired loans carried at fair value	33,819	53,932
Mortgage IRLCs	61	372
Other loans	4,525,491	4,314,738
Loans receivable, net	4,561,037	4,394,785
Financial liabilities:
Non-interest bearing checking accounts	1,193,553	1,137,290
Interest bearing transactions accounts	1,145,525	1,088,617
Savings accounts	1,124,994	1,038,356
Time Deposits, Fair Value	1,324,659	1,450,424
Other	1,263	1,345
Total deposits	4,789,994	4,716,032
Short-term borrowings	242,029	344,168
Long-term debt	810,541	781,658
Subordinated debentures/notes	80,250	80,250
Carrying value | Fair value swap
Derivative financial instruments:
Swaps, fair value	135	135
Level 1
Financial assets:
Cash and money market instruments	147,030	201,305
Investment securities	1,900	1,442
Mortgage loans held for sale
Impaired loans carried at fair value
Mortgage IRLCs	0
Other loans
Loans receivable, net	0	0
Financial liabilities:
Non-interest bearing checking accounts	1,193,553	1,137,290
Interest bearing transactions accounts	1,145,525	1,088,617
Savings accounts	1,124,994	1,038,356
Time Deposits, Fair Value
Other	1,263	1,345
Total deposits	3,465,335	3,265,608
Short-term borrowings
Long-term debt
Subordinated debentures/notes
Level 1 | Fair value swap
Derivative financial instruments:
Swaps, fair value
Level 2
Financial assets:
Cash and money market instruments
Investment securities	1,361,009	1,522,937
Mortgage loans held for sale	1,666	25,743
Impaired loans carried at fair value
Mortgage IRLCs	61	372
Other loans
Loans receivable, net	1,727	26,115
Financial liabilities:
Non-interest bearing checking accounts
Interest bearing transactions accounts
Savings accounts
Time Deposits, Fair Value	1,331,129	1,458,793
Other
Total deposits	1,331,129	1,458,793
Short-term borrowings	242,029	344,168
Long-term debt	860,963	861,466
Subordinated debentures/notes	83,140	79,503
Level 2 | Fair value swap
Derivative financial instruments:
Swaps, fair value
Level 3
Financial assets:
Cash and money market instruments
Investment securities	759	780
Mortgage loans held for sale
Impaired loans carried at fair value	33,819	53,932
Mortgage IRLCs	0
Other loans	4,531,680	4,348,705
Loans receivable, net	4,565,499	4,402,637
Financial liabilities:
Non-interest bearing checking accounts
Interest bearing transactions accounts
Savings accounts
Time Deposits, Fair Value
Other
Total deposits	0	0
Short-term borrowings
Long-term debt
Subordinated debentures/notes
Level 3 | Fair value swap
Derivative financial instruments:
Swaps, fair value	135	135
Total fair value
Financial assets:
Cash and money market instruments	147,030	201,305
Investment securities	1,363,668	1,525,159
Mortgage loans held for sale	1,666	25,743
Impaired loans carried at fair value	33,819	53,932
Mortgage IRLCs	61	372
Other loans	4,531,680	4,348,705
Loans receivable, net	4,567,226	4,428,752
Financial liabilities:
Non-interest bearing checking accounts	1,193,553	1,137,290
Interest bearing transactions accounts	1,145,525	1,088,617
Savings accounts	1,124,994	1,038,356
Time Deposits, Fair Value	1,331,129	1,458,793
Other	1,263	1,345
Total deposits	4,796,464	4,724,401
Short-term borrowings	242,029	344,168
Long-term debt	860,963	861,466
Subordinated debentures/notes	83,140	79,503
Total fair value | Fair value swap
Derivative financial instruments:
Swaps, fair value	135	135
Securities | Carrying value
Financial assets:
Accrued interest receivable	4,840	6,122
Securities | Level 1
Financial assets:
Accrued interest receivable
Securities | Level 2
Financial assets:
Accrued interest receivable	4,840	6,122
Securities | Level 3
Financial assets:
Accrued interest receivable
Securities | Total fair value
Financial assets:
Accrued interest receivable	4,840	6,122
Loans | Carrying value
Financial assets:
Accrued interest receivable	13,495	13,588
Loans | Level 1
Financial assets:
Accrued interest receivable
Loans | Level 2
Financial assets:
Accrued interest receivable		2
Loans | Level 3
Financial assets:
Accrued interest receivable	13,495	13,586
Loans | Total fair value
Financial assets:
Accrued interest receivable	13,495	13,588
Deposits | Carrying value
Financial liabilities:
Accrued interest payable	1,366	1,960
Deposits | Level 1
Financial liabilities:
Accrued interest payable	16	21
Deposits | Level 2
Financial liabilities:
Accrued interest payable	1,350	1,939
Deposits | Level 3
Financial liabilities:
Accrued interest payable
Deposits | Total fair value
Financial liabilities:
Accrued interest payable	1,366	1,960
Borrowings | Carrying value
Financial liabilities:
Accrued interest payable	1,535	1,499
Borrowings | Level 1
Financial liabilities:
Accrued interest payable	4	8
Borrowings | Level 2
Financial liabilities:
Accrued interest payable	1,531	1,491
Borrowings | Level 3
Financial liabilities:
Accrued interest payable
Borrowings | Total fair value
Financial liabilities:
Accrued interest payable	$ 1,535	$ 1,499